Federated Hermes Kaufmann Fund
Portfolio of Investments
July 31, 2024 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—98.9%
		Communication Services—2.3%
163,000		Alphabet, Inc., Class A	$ 27,961,020
34,128		Meta Platforms, Inc.	16,204,998
425,000	[1]	Pinterest, Inc.	13,578,750
50,000	[1]	Spotify Technology SA	17,197,000
1,285,000		Universal Music Group	30,563,805
500,000	[1]	WEBTOON Entertainment, Inc.	10,675,000
		TOTAL	116,180,573
		Consumer Discretionary—11.1%
150,000	[1]	Airbnb, Inc.	20,934,000
75,000	[1]	Alibaba Group Holding Ltd., ADR	5,913,750
370,000	[1]	Amazon.com, Inc.	69,182,600
460,000	[1,2]	Birkenstock Holding Ltd.	27,190,600
841,400	[1]	Chipotle Mexican Grill, Inc.	45,704,848
275,000	[1]	DoorDash, Inc.	30,448,000
741,300	[1]	DraftKings, Inc.	27,391,035
50,000	[1]	Duolingo, Inc.	8,597,000
250,000	[1]	Dutch Bros, Inc.	9,562,500
180,000	[1]	Floor & Decor Holdings, Inc.	17,640,000
17,000	[1]	Mercadolibre, Inc.	28,371,300
300,000		Moncler S.p.A	17,872,851
340,000	[1]	On Holding AG	14,082,800
100,000	[1]	Planet Fitness, Inc.	7,370,000
1,755,000	[1]	Sportradar Group AG	19,059,300
233,900		TJX Cos., Inc.	26,435,378
700,000	[1,2]	Viking Holdings Ltd.	24,990,000
395,300		Wingstop, Inc.	147,794,764
		TOTAL	548,540,726
		Consumer Staples—2.2%
60,370		Costco Wholesale Corp.	49,624,140
200,000	[1]	Maplebear, Inc.	6,898,000
450,000		Philip Morris International, Inc.	51,822,000
		TOTAL	108,344,140
		Energy—1.0%
2,373,900		New Fortress Energy, Inc.	46,860,786
		Financials—9.5%
662,800		Apollo Global Management, Inc.	83,055,468
55,600		BlackRock, Inc.	48,733,400
6,000,000	[1]	Blue Owl Capital, Inc.	114,420,000
1	[1,3,4]	FA Private Equity Fund IV LP	66,439
636,000		Hamilton Lane, Inc.	91,819,320
400,600		London Stock Exchange Group PLC	48,818,118
35,000		MSCI, Inc., Class A	18,926,600
95,000		S&P Global, Inc.	46,049,350
755,000	[1]	Toast, Inc.	19,750,800
		TOTAL	471,639,495
		Health Care—30.3%
2,000,000	[1,3]	Albireo Pharma CVR, Rights	4,300,000

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
90,400	[1]	Alnylam Pharmaceuticals, Inc.	$ 21,466,384
615,000	[1]	Amphastar Pharmaceuticals, Inc.	26,764,800
2,435,880	[1]	Arcturus Therapeutics Holdings, Inc.	57,145,745
441,672	[1]	Argenx SE	228,716,453
72,200		AstraZeneca PLC	11,446,994
5,480,011	[1,2,3]	AstraZeneca PLC, Rights	3,014,006
7,850,000	[1]	aTyr Pharma, Inc.	15,543,000
340,000	[1]	Boston Scientific Corp.	25,119,200
267,745	[1]	Century Therapeutics, Inc.	597,071
1,942,492	[1,3]	Contra Akouos, Inc., Rights	1,021,751
183,000	[1,2]	CRISPR Therapeutics AG	10,484,070
295,800		Danaher Corp.	81,960,264
606,000	[1]	Dexcom, Inc.	41,098,920
3,075,000	[1]	Dynavax Technologies Corp.	34,409,250
540,741	[1]	Dyne Therapeutics, Inc.	23,203,196
394,266	[1,2]	EDAP TMS S.A., ADR	1,930,918
39,800		Eli Lilly & Co.	32,009,946
470,400	[1]	Guardant Health, Inc.	16,525,152
2,652,700	[1]	IDEAYA Biosciences, Inc.	114,198,735
643,452	[1]	Immunovant, Inc.	18,705,150
150,000	[1]	Inspire Medical Systems, Inc.	21,157,500
140,000	[1]	Insulet Corp.	27,209,000
1,180,000	[1]	Intellia Therapeutics, Inc.	30,927,800
114,200	[1]	Intuitive Surgical, Inc.	50,774,462
1	[1,3,4]	Latin Healthcare Fund	244,475
777,500	[1]	Legend Biotech Corp., ADR	43,843,225
875,000	[1]	Merus NV	46,410,000
725,000	[1,2]	Minerva Neurosciences, Inc.	2,167,750
555,000	[1]	Moonlake Immunotherapeutics	23,115,750
337,600	[1]	Natera, Inc.	34,566,864
237,000		Novo Nordisk A/S	31,403,321
108,100	[1]	PROCEPT BioRobotics Corp.	6,844,892
3,101,000		Regulus Therapeutics, Inc.	5,581,800
47,000		Regulus Therapeutics, Inc. - Rights	8,460,000
163,300	[1]	Repligen Corp.	27,328,255
3,825,000	[1]	Rezolute, Inc.	17,575,875
840,000	[1]	Rhythm Pharmaceuticals, Inc.	40,496,400
164,133	[1,3]	Sail Biomedicines, Inc.	3,948,269
199,760	[1]	Sarepta Therapeutics, Inc.	28,413,862
1,180,000	[1,2]	Scynexis, Inc.	2,513,400
959,018	[1,3]	Soteira, Inc.	0
1,200,000	[1]	Structure Therapeutics, Inc., ADR	44,868,000
75,000		Stryker Corp.	24,558,750
289,291	[1,2]	Summit Therapeutics, Inc.	3,124,343
250,000	[1]	Syndax Pharmaceuticals, Inc.	5,675,000
149,026	[1,2]	Tela Bio, Inc.	663,166
991,400	[1]	Ultragenyx Pharmaceutical, Inc.	44,632,828
87,550	[1]	Vaxcyte, Inc.	6,906,819
216,500	[1]	Veeva Systems, Inc.	41,552,845
65,736	[1]	Vera Therapeutics, Inc.	2,405,280
150,000	[1]	Vericel Corp.	7,578,000
1,145,000	[1]	Verona Pharma PLC, ADR	25,945,700

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
465,000	[1,2]	Verve Therapeutics, Inc.	$ 3,255,000
390,000	[1]	Xenon Pharmaceuticals, Inc.	16,820,700
379,516	[1]	Zealand Pharma A/S	51,189,250
		TOTAL	1,501,819,586
		Industrials—15.2%
24,500	[1]	Axon Enterprise, Inc.	7,350,245
95,700		Comfort Systems USA, Inc.	31,812,594
90,000	[1]	Copart, Inc.	4,709,700
289,700		Eaton Corp. PLC	88,297,663
93,000	[1]	GE Vernova, Inc	16,576,320
326,400		General Electric Co.	55,553,280
204,100	[1]	GXO Logistics, Inc.	11,425,518
371,116		HEICO Corp.	89,565,135
433,400	[1,2]	Loar Holdings, Inc.	27,087,500
159,600	[1]	NEXTracker, Inc.	7,842,744
439,000		Quanta Services, Inc.	116,501,820
269,500		Trane Technologies PLC	90,088,460
475,000	[1]	Uber Technologies, Inc.	30,623,250
650,000	[1]	Veralto Corp.	69,264,000
440,000		Vertiv Holdings Co.	34,628,000
450,000		Wabtec Corp.	72,517,500
		TOTAL	753,843,729
		Information Technology—16.3%
32,800	[1]	Adobe, Inc.	18,094,120
185,000	[1]	Advanced Micro Devices, Inc.	26,728,800
164,300	[1]	Crowdstrike Holdings, Inc.	38,111,028
108,700	[1]	CyberArk Software, Ltd.	27,868,506
313,600	[1]	Datadog, Inc.	36,515,584
540,000	[1]	DoubleVerify Holdings, Inc.	11,404,800
351,200	[1]	Elastic N.V.	38,516,104
1,059,322	[1,3,4]	Expand Networks Ltd.	0
23,800	[1]	HubSpot, Inc.	11,829,314
1,165,000	[1]	Klaviyo, Inc.	30,523,000
110,800		Microsoft Corp.	46,353,180
80,000		Motorola Solutions, Inc.	31,913,600
55,100	[1]	Novanta, Inc.	9,983,018
428,000		NVIDIA Corp.	50,084,560
152,200	[1]	Palo Alto Networks, Inc.	49,423,906
120,000	[1]	Procore Technologies, Inc.	8,523,600
225,000	[1]	Q2 Holdings, Inc.	15,180,750
2,066,335	[1]	QXO, Inc.	25,829,187
322,149	[1]	Rubrik, Inc.	11,983,943
135,000	[1]	Salesforce, Inc.	34,938,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
135,400	[1]	ServiceNow, Inc.	110,268,406
747,300	[1]	Shopify, Inc.	45,734,760
215,000	[1]	Smartsheet, Inc.	10,311,400
50,000	[1]	SPS Commerce, Inc.	10,771,000
149,045		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24,711,661
89,200	[1]	Tyler Technologies, Inc.	50,675,412
215,000	[1]	Vertex, Inc.	8,524,750

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
107,000	[1]	Workday, Inc.	$ 24,301,840
		TOTAL	809,104,229
		Materials—5.1%
600,000	[4]	Agnico Eagle Mines Ltd.	46,302,000
644,300	[1]	ATI, Inc.	43,625,553
900,000		Barrick Gold Corp.	16,659,000
83,500		Eagle Materials, Inc.	22,737,050
55,100		Martin Marietta Materials	32,693,585
600,000		Newmont Corp.	29,442,000
175,500		Sherwin-Williams Co.	61,565,400
		TOTAL	253,024,588
		Real Estate—4.4%
500,000		Americold Realty Trust, Inc.	14,945,000
1,111,700	[1]	CoStar Group, Inc.	86,734,834
250,000		Gaming and Leisure Properties, Inc.	12,550,000
650,000		Healthpeak Properties, Inc.	14,183,000
200,000		ProLogis, Inc.	25,210,000
200,000		Ryman Hospitality Properties, Inc.	20,102,000
1,410,000		VICI Properties, Inc.	44,076,600
		TOTAL	217,801,434
		Utilities—1.5%
200,000		American Electric Power Co., Inc.	19,624,000
250,000		Duke Energy Corp.	27,317,500
350,000		NextEra Energy, Inc.	26,736,500
		TOTAL	73,678,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,836,243,859)	4,900,837,286
		PREFERRED STOCKS—0.5%
		Health Care—0.5%
1,903,967	[3]	CeQur S.A.	8,863,543
4,780,000	[1]	Regulus Therapeutics, Inc.	8,604,000
35,400		Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	6,372,000
1,550,000	[3]	Zenas Series C	2,937,715
		TOTAL	26,777,258
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $31,341,760)	26,777,258
		CORPORATE BONDS—0.0%
		Health Care—0.0%
$ 874,800	[3,4]	CeQur S.A., Conv. Bond, 0.000%, 8/31/2024 (IDENTIFIED COST $981,323)	996,639
		WARRANTS—0.4%
		Health Care—0.4%
183,000	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	547,170
1,690,301	[1]	Rezolute, Inc., Warrants 12/31/2099	7,766,933
56,800	[1]	Rezolute, Inc., Warrants 1/1/2099	260,996
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	281,539
1,010,000	[1]	Rezolute, Inc., Warrants 6/24/2099	4,640,950
1,706,000	[1]	Scynexis, Inc., Warrants 1/1/2099	3,633,780
167,251	[1]	Scynexis, Inc., Warrants 4/26/2029	235,657
		TOTAL WARRANTS (IDENTIFIED COST $23,318,039)	17,367,025

Shares or Principal Amount		Value
	INVESTMENT COMPANY—0.8%
40,261,924	Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[5] (IDENTIFIED COST $40,261,924)	40,261,924
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $2,932,146,905)	4,986,240,132
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(29,552,538)
	TOTAL NET ASSETS—100%	$4,956,687,594
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended July 31, 2024, were as follows:
Affiliated	Value as of 10/31/2023	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 7/31/2024	Shares Held as of 7/31/2024	Dividend Income*
Health Care:
Amphastar Pharmaceuticals, Inc.**	$52,060,500	$—	$(28,061,740)	$(13,319,920)	$16,085,960	$26,764,800	615,000	$—
Arcturus Therapeutics Holdings, Inc.	$46,814,406	$—	$(530,675)	$11,210,240	$(348,226)	$57,145,745	2,435,880	$—
aTyr Pharma, Inc.	$5,981,250	$5,425,050	$—	$4,136,700	$—	$15,543,000	7,850,000	$—
Dynavax Technologies Corp.	$93,390,109	$—	$(45,721,117)	$(37,364,430)	$24,104,688	$34,409,250	3,075,000	$—
IDEAYA Biosciences, Inc.	$47,300,253	$34,702,726	$(1,141,434)	$33,170,218	$166,972	$114,198,735	2,652,700	$—
Merus NV**	$28,659,203	$6,360,000	$(24,260,911)	$25,264,269	$10,387,439	$46,410,000	875,000	$—
Minerva Neurosciences, Inc.	$3,494,500	$—	$—	$(1,326,750)	$—	$2,167,750	725,000	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$882,060	$—	$—	$(334,890)	$—	$547,170	183,000	$—
Regulus Therapeutics, Inc.	$3,783,220	$—	$—	$1,798,580	$—	$5,581,800	3,101,000	$—
Regulus Therapeutics, Inc. - Rights	$5,734,000	$—	$—	$2,726,000	$—	$8,460,000	47,000	$—
Regulus Therapeutics, Inc.	$—	$7,648,000	$—	$956,000	$—	$8,604,000	4,780,000	$—
Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	$—	$5,664,000	$—	$708,000	$—	$6,372,000	35,400	$—
Rezolute, Inc.	$3,110,481	$2,438,800	$—	$12,026,594	$—	$17,575,875	3,825,000	$—
Rezolute, Inc., Warrants 1/1/2099	$54,948	$—	$—	$206,048	$—	$260,996	56,800	$—
Rezolute, Inc., Warrants 10/8/2027	$13,686	$—	$—	$267,853	$—	$281,539	200,970	$—
Rezolute, Inc., Warrants 6/24/2099	$—	$—	$—	$—	$—	$4,640,950	1,010,000	$—
Rezolute, Inc., Warrants 12/31/2099	$1,635,197	$—	$—	$6,131,736	$—	$7,766,933	1,690,301	$—
Rhythm Pharmaceuticals, Inc.**	$28,309,750	$—	$(17,486,498)	$15,504,871	$14,168,277	$40,496,400	840,000	$—
Scynexis, Inc.	$2,230,200	$—	$—	$283,200	$—	$2,513,400	1,180,000	$—
Scynexis, Inc., Warrants 1/1/2099	$3,224,340	$—	$—	$409,440	$—	$3,633,780	1,706,000	$—
Scynexis, Inc., Warrants 4/26/2029	$227,478	$—	$—	$8,179	$—	$235,657	167,251	$—
Affiliated issuers no longer in the port- folio at period end	$44,618,427	$107,720	$(135,847,892)	$5,207,991	$85,913,754	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$371,524,008	$62,346,296	$(253,050,267)	$67,669,929	$150,478,864	$403,609,780	37,051,302	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At July 31, 2024, the Fund no longer has ownership of at least 5% of the voting shares.

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2023	$46,178,284	$222,413,334	$268,591,618
Purchases at Cost	$820,101,763	$995,353,506	$1,815,455,269
Proceeds from Sales	$(826,018,123)	$(1,217,779,849)	$(2,043,797,972)
Change in Unrealized Appreciation/Depreciation	$—	$(34,590)	$(34,590)
Net Realized Gain/(Loss)	$—	$47,599	$47,599
Value as of 7/31/2024	$40,261,924	$—	$40,261,924
Shares Held as of 7/31/2024	40,261,924	—	40,261,924
Dividend Income	$584,745	$1,829,103	$2,413,848

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$23,209,207	$23,277,613

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2024, these restricted securities amounted to $47,609,553, which represented 1.0% of total net assets.

Additional information on restricted securities held at July 31, 2024, is as follows:
Security	Acquisition Date	Cost	Value
Agnico Eagle Mines Ltd.	12/26/2018	$24,067,622	$46,302,000
CeQur S.A., Conv. Bond, 0.000%, 8/31/2024	10/23/2023	$981,323	$996,639
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$66,439
Latin Healthcare Fund	11/28/2000	$0	$244,475
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,749,758,569	$8,460,000	$9,580,934	$3,767,799,503
International	710,012,985	420,010,792	3,014,006	1,133,037,783
Preferred Stocks
Domestic	8,604,000	6,372,000	2,937,715	17,913,715
International	—	—	8,863,543	8,863,543
Debt Securities:
Corporate Bonds	—	—	996,639	996,639
Warrants	13,216,049	4,150,976	—	17,367,025
Investment Company	40,261,924	—	—	40,261,924
TOTAL SECURITIES	$4,521,853,527	$438,993,768	$25,392,837	$4,986,240,132

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
PLC	—Public Limited Company